UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: February 29, 2008

Item 1. Schedule of Investments.

Stephens Small Cap Growth Fund
Schedule of Investments at February 29, 2008 (unaudited)

Shares		Value
	COMMON STOCKS - 95.5%

	Aerospace & Defense - 2.8%
5,800	Heico Corp.	$254,040
10,400	Moog, Inc. - Class A *	426,816
9,100	Stanley, Inc. *	251,979
4,400	Triumph Group, Inc.	248,996
		1,181,831
	Auto Components - 2.1%
19,100	Amerigon, Inc. *	346,856
25,500	LKQ Corp. *	541,620
		888,476
	Biotechnology - 3.3%
16,600	Affymetrix, Inc. *	318,388
11,500	Cepheid, Inc. *	318,320
11,700	Kendle International, Inc. *	524,277
30,900	OraSure Technologies, Inc. *	220,626
		1,381,611
	Capital Markets - 0.4%
1,935	Affiliated Managers Group, Inc. *	186,437

	Chemicals - 0.6%
11,200	Zoltek Co., Inc. *	256,256

	Commercial Banks - 1.7%
14,370	Pinnacle Financial Partners, Inc. *	329,648
14,000	Prosperity Bancshares, Inc.	369,600
		699,248
	Commercial Services & Supplies - 7.4%
7,730	Advisory Board Co. *	429,556
12,500	Cornell Companies, Inc. *	260,125
10,235	CoStar Group, Inc. *	424,957
6,015	CRA International, Inc. *	228,450
14,700	The GEO Group, Inc. *	392,343
12,500	Portfolio Recovery Associates, Inc.	456,500
19,900	PROS Holdings, Inc. *	257,307
2,500	Strayer Education, Inc.	389,250
8,500	Team, Inc. *	259,165
		3,097,653
	Communications Equipment - 0.8%
6,500	CIENA Corp. *	167,895
7,900	F5 Networks, Inc. *	175,064
		342,959
	Computers & Peripherals - 1.4%
6,300	Data Domain, Inc. *	133,812
16,400	STEC, Inc. *	119,392
16,600	Stratasys, Inc. *	311,416
		564,620
	Consumer Finance - 0.6%
26,000	First Cash Financial Services, Inc. *	243,100

	Electronic Equipment & Instruments - 4.9%
19,320	FLIR Systems, Inc. *	549,847
8,345	National Instruments Corp.	215,802
19,400	OSI Systems, Inc. *	410,310
5,400	SunPower Corp. - Class A *	354,888
19,110	Trimble Navigation Ltd. *	522,467
		2,053,314
	Energy Equipment & Services - 7.7%
8,700	Bolt Technology Corp. *	151,293
6,900	Core Laboratories NV *	839,040
7,300	Dril-Quip, Inc. *	341,494
7,120	Exterran Holdings, Inc. *	495,908
7,400	Hornbeck Offshore Services, Inc. *	332,482
6,930	Oceaneering International, Inc. *	415,800
5,435	T-3 Energy Services, Inc. *	268,326
20,970	TETRA Technologies, Inc. *	360,265
		3,204,608
	Fire, Marine, & Casualty Insurance - 0.8%
11,598	Tower Group, Inc.	329,499

	Food & Staples Retailing - 0.8%
20,140	United Natural Foods, Inc. *	340,769

	Food Products - 1.6%
21,800	Darling International, Inc. *	303,020
14,310	Hain Celestial Group, Inc. *	386,370
		689,390
	Health Care Equipment & Supplies - 9.3%
30,600	Conceptus, Inc. *	522,036
10,360	Gen-Probe, Inc. *	495,312
10,245	Hologic, Inc. *	617,876
22,370	I-Flow Corp. *	315,193
13,605	LifeCell Corp. *	548,962
18,580	NuVasive, Inc. *	716,073
10,900	Nxstage Medical, Inc. *	64,528
21,200	TomoTherapy, Inc. *	279,204
25,900	Volcano Corporation *	317,534
		3,876,718
	Health Care Providers & Services - 6.9%
6,000	Athenahealth, Inc. *	195,120
21,880	Eclipsys Corp. *	467,138
10,380	Healthways, Inc. *	356,553
10,200	ICON PLC - ADR *	674,220
21,600	PSS World Medical, Inc. *	378,000
13,710	Psychiatric Solutions Inc. *	387,856
13,855	VCA Antech, Inc. *	444,884
		2,903,771
	Hotels, Restaurants & Leisure - 3.6%
12,620	BJ's Restaurants, Inc. *	171,127
7,680	Gaylord Entertainment Co. *	231,091
16,345	Pinnacle Entertainment, Inc. *	255,963
14,000	Sonic Corp. *	298,620
14,100	WMS Industries, Inc. *	535,377
		1,492,178
	Insurance - 0.6%
21,800	Hallmark Financial Services, Inc. *	256,804

	Internet & Catalog Retail - 1.8%
7,100	Blue Nile, Inc. *	313,536
14,500	VistaPrint, Ltd. *	455,590
		769,126
	Internet Software & Services - 6.9%
58,859	CyberSource Corp. *	859,930
8,700	DealerTrack Holdings, Inc. *	178,089
9,300	Digital River, Inc. *	303,459
16,205	Omniture, Inc. *	372,391
34,200	Online Resources Corp. *	350,208
12,100	ValueClick, Inc. *	233,651
24,770	Vocus, Inc. *	608,351
		2,906,079
	Kidney Dialysis Centers - 0.5%
26,300	Dialysis Corp of America *	219,079

	Life Insurance - 0.7%
10,400	IPC Holdings, Ltd.	282,048

	Machinery - 1.0%
11,100	Titan Machinery, Inc. *	199,911
2,600	Valmont Industries, Inc.	207,740
		407,651
	Media - 1.8%
21,700	IMAX Corporation. *	138,012
18,100	National CineMedia, Inc.	390,055
24,100	TiVo, Inc. *	209,188
		737,255
	Metals & Mining - 0.4%
3,000	RTI International Metals, Inc. *	164,610

	Oil, Gas & Consumable Fuels - 2.6%
5,000	Carrizo Oil & Gas, Inc. *	288,750
10,100	Goodrich Petroleum Corp. *	243,713
16,900	Petrohawk Energy Corp. *	305,552
7,925	World Fuel Services Corp.	247,894
		1,085,909
	Prepackaged Software - 2.5%
18,650	Blackbaud, Inc.	487,511
33,800	Phase Forward, Inc. *	538,434
		1,025,945
	Semiconductor & Semiconductor Equipment - 5.6%
37,520	ARM Holdings PLC - ADR	202,233
12,600	Atheros Communications, Inc. *	306,432
8,500	Hittite Microwave Corp. *	281,435
13,200	JA Solar Holdings Co., Ltd. - ADR *	188,628
16,830	Microsemi Corp. *	366,052
11,700	Power Integrations, Inc. *	307,710
23,300	Semtech Corp. *	296,842
11,170	Varian Semiconductor Equipment Associates, Inc. *	377,323
		2,326,655
	Semiconductors & Related Devices - 0.1%
4,600	Aixtron AG - ADR *	60,904

	Software - 8.5%
15,100	Ansys, Inc. *	564,287
11,900	BladeLogic, Inc. *	227,290
8,100	Concur Technologies, Inc. *	236,844
14,900	EPIQ Systems, Inc. *	202,640
7,700	Factset Research Systems, Inc.	405,328
18,000	MICROS Systems, Inc. *	576,720
11,200	Quality Systems, Inc.	364,896
6,340	SPSS, Inc. *	241,110
17,300	THQ, Inc. *	323,683
15,315	Ultimate Software Group, Inc. *	417,487
		3,560,285
	Specialty Retail - 4.5%
13,965	Aaron Rents, Inc.	273,993
11,800	Citi Trends *	171,218
10,090	GameStop Corp. - Class A *	427,413
7,340	Guess?, Inc.	301,894
8,225	Tween Brands, Inc. *	243,460
15,000	Ulta Salon, Cosmetics & Fragrance, Inc. *	210,150
14,070	Zumiez, Inc. *	247,351
		1,875,479
	Textiles, Apparel & Luxury Goods - 0.7%
13,800	FGX International Holdings, Ltd. *	160,494
14,300	Quiksilver, Inc. *	128,700
		289,194
	Trading Companies & Distributors - 0.6%
5,945	MSC Industrial Direct Co., Inc. - Class A	241,248

	TOTAL COMMON STOCKS
	(Cost $39,114,618)	39,940,709

	SHORT-TERM INVESTMENTS - 4.1%

	Money Market Funds - 4.1%
1,559,687	AIM Liquid Assets Portfolio - Institutional Class	1,559,687
173,521	AIM Short-Term Prime - Institutional Class	173,521
		1,733,208

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,733,208)	1,733,208

	TOTAL INVESTMENTS IN SECURITIES - 99.6%
	(Cost $40,847,826)	41,673,917
	Other Assets in Excess of Liabilities - 0.4%	157,785
	TOTAL NET ASSETS - 100.0%	$41,831,702

*	Non-income producing security.
ADR	American Depository Receipt

The cost basis of investments for federal income tax purposes at February 29, 2008 was as follows+:

Cost of investments		$40,864,194
Gross unrealized appreciation on investments		5,803,442
Gross unrealized depreciation on investments		(4,993,719)
Net unrealized appreciation on investments		$809,723

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Stephens Small Cap Growth Fund
FAS 157 - Summary of Fair Value Exposure at February 29, 2008

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of February 29, 2008:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Assets:
Securities	$41,673,917	$41,673,917	$—	$—
Total	$41,673,917	$41,673,917	$—	$—

Stephens Mid Cap Growth Fund
Schedule of Investments at February 29, 2008 (unaudited)

Shares		Value
	COMMON STOCKS - 95.0%

	Aerospace & Defense - 2.6%
6,900	BE Aerospace, Inc. *	$236,670
2,345	Precision Castparts Corp.	258,865
		495,535
	Beverages - 0.7%
2,150	Brown-Forman Corp. - Class B	137,105

	Biological Products - 1.6%
13,450	QIAGEN *	295,766

	Biotechnology - 0.5%
1,630	Cephalon, Inc. *	98,354

	Capital Markets - 1.4%
1,880	Affiliated Managers Group, Inc. *	181,138
4,300	Calamos Asset Management, Inc.	79,077
		260,215
	Chemicals - 0.9%
3,625	Airgas, Inc.	176,139

	Commercial Banks - 1.3%
2,150	Cullen/Frost Bankers, Inc.	109,908
5,000	Prosperity Bancshares, Inc.	132,000
		241,908
	Commercial Services & Supplies - 5.1%
6,650	Corrections Corp. of America *	178,619
2,650	DeVry, Inc.	116,441
2,400	FTI Consulting, Inc. *	152,400
3,450	IHS, Inc. *	212,692
5,500	Stericycle, Inc. *	296,395
		956,547
	Communications Equipment - 1.5%
5,800	CIENA Corp. *	149,814
3,300	F5 Networks, Inc. *	73,128
3,200	Riverbed Technology, Inc. *	64,192
		287,134
	Computers & Peripherals - 0.5%
3,550	SanDisk Corp. *	83,603

	Diversified Financial Services - 1.1%
150	CME Group, Inc.	76,995
950	InterContinental Exchange, Inc. *	123,785
		200,780
	Electrical Equipment - 1.2%
4,150	Roper Industries, Inc.	234,060

	Electronic Equipment & Instruments - 5.9%
1,550	Dolby Laboratories, Inc. *	68,588
11,550	FLIR Systems, Inc. *	328,713
4,670	National Instruments Corp.	120,766
3,200	SunPower Corp. - Class A *	210,304
3,300	Suntech Power Holdings Co., Ltd - ADR *	122,661
9,910	Trimble Navigation, Ltd. *	270,939
		1,121,971
	Energy Equipment & Services - 8.5%
2,350	CGG Veritas - ADR *	114,257
1,750	Core Laboratories NV *	212,800
2,050	Exterran Holdings, Inc. *	142,782
5,690	FMC Technologies, Inc. *	322,395
4,810	National-Oilwell Varco, Inc. *	299,663
5,200	Noble Corp.	255,580
1,750	Smith International, Inc.	110,303
8,910	TETRA Technologies, Inc. *	153,074
		1,610,854
	Food Products - 0.7%
1,200	Bunge, Ltd.	133,008

	Health Care Equipment & Supplies - 6.5%
5,535	Gen-Probe, Inc. *	264,628
5,924	Hologic, Inc. *	357,277
5,200	Idexx Laboratories, Inc. *	288,444
1,200	Illumina, Inc. *	86,892
5,875	ResMed, Inc. *	237,879
		1,235,120
	Health Care Providers & Services - 7.6%
5,695	Cerner Corp. *	247,448
4,850	Express Scripts, Inc. *	286,635
3,550	Healthways, Inc. *	121,943
2,945	Henry Schein, Inc. *	176,170
3,100	Pediatrix Medical Group, Inc. *	204,631
4,845	Psychiatric Solutions, Inc. *	137,065
7,930	VCA Antech, Inc. *	254,632
		1,428,524

	Hotels, Restaurants & Leisure - 1.5%
3,445	Gaylord Entertainment Co. *	103,660
5,020	Pinnacle Entertainment, Inc. *	78,613
950	Wynn Resorts, Ltd.	95,665
		277,938
	Insurance - 0.8%
6,380	HCC Insurance Holdings, Inc.	153,503

	Internet Software & Services - 2.0%
4,650	Akamai Technologies, Inc. *	163,494
5,100	ValueClick, Inc. *	98,481
3,450	VeriSign, Inc. *	120,060
		382,035
	IT Services - 4.0%
1,800	Alliance Data Systems Corp. *	91,134
3,210	Cognizant Technology Solutions Corp. - Class A *	96,974
6,055	Global Payments, Inc.	240,202
11,095	Iron Mountain, Inc. *	333,738
		762,048
	Life Insurance - 0.6%
4,400	IPC Holdings, Ltd.	119,328

	Life Science Tools & Services - 3.3%
5,030	Covance, Inc. *	424,582
2,840	Millipore Corp. *	198,516
		623,098
	Machinery - 2.6%
2,600	AGCO Corp. *	168,636
3,380	Joy Global, Inc.	224,331
1,100	Valmont Industries, Inc.	87,890
		480,857
	Medical Devices - 2.0%
1,305	Intuitive Surgical, Inc. *	367,906

	Metals & Mining - 0.4%
1,450	RTI International Metals, Inc. *	79,561

	Oil, Gas & Consumable Fuels - 5.8%
2,680	Newfield Exploration Co. *	148,418
7,100	Quicksilver Resources, Inc. *	244,240
5,900	Range Resources Corp.	360,962
5,180	Southwestern Energy Co. *	337,891
		1,091,511
	Pharmaceuticals - 0.5%
1,755	Shire PLC - ADR	102,562

	Semiconductor & Semiconductor Equipment - 7.3%
33,815	ARM Holdings PLC - ADR	182,263
6,461	ASML Holding NV - ADR	155,581
7,490	Intersil Corp. - Class A	174,292
2,250	KLA-Tencor Corp.	94,522
4,320	MEMC Electronic Materials, Inc. *	329,530
7,180	Microchip Technology, Inc.	221,000
3,975	NVIDIA Corp. *	85,025
4,325	Varian Semiconductor Equipment Associates, Inc. *	146,099
		1,388,312
	Software - 6.3%
13,810	Activision, Inc. *	376,323
4,205	Autodesk, Inc. *	130,733
3,550	Factset Research Systems, Inc.	186,872
6,300	Nuance Communications, Inc. *	103,635
8,040	Red Hat, Inc. *	143,353
4,205	Salesforce.com, Inc. *	251,123
		1,192,039
	Specialty Retail - 7.7%
3,130	Abercrombie & Fitch Co. - Class A	242,669
7,000	Dick's Sporting Goods, Inc. *	193,060
6,980	GameStop Corp. - Class A *	295,673
6,200	Guess ?, Inc.	255,006
5,950	Petsmart, Inc.	128,103
5,100	Ross Stores, Inc.	142,035
7,150	Urban Outfitters, Inc. *	205,777
		1,462,323
	Textiles, Apparel & Luxury Goods - 0.7%
5,000	CROCS, Inc. *	121,600

	Trading Companies & Distributors - 1.1%
2,480	Fastenal Co.	100,837
2,780	MSC Industrial Direct Co., Inc. - Class A	112,812
		213,649
	Wireless Telecommunication Services - 0.8%
3,545	NII Holdings, Inc. *	140,843

	TOTAL COMMON STOCKS
	(Cost $17,759,039)	17,955,736

	SHORT-TERM INVESTMENTS - 5.3%

	Money Market Funds - 5.3%
682,260	AIM Liquid Assets Portfolio - Institutional Class	682,260
323,158	AIM Short-Term Prime - Institutional Class	323,158
		1,005,418
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,005,418)	1,005,418

	TOTAL INVESTMENTS IN SECURITIES - 100.3%
	(Cost $18,764,457)	18,961,154
	Liabilities in Excess of Other Assets - (0.3)%	(59,452)
	TOTAL NET ASSETS - 100.0%	$18,901,702

*	Non-income producing security.
ADR	American Depository Receipt

	The cost basis of investments for federal income tax purposes at February 29, 2008 was as follows+:

	Cost of investments	$18,766,075
	Gross unrealized appreciation	1,681,252
	Gross unrealized depreciation	(1,486,173)
	Net unrealized appreciation	$195,079

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

The Stephens Mid Cap Growth Fund
FAS 157 - Summary of Fair Value Exposure at February 29, 2008

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of February 29, 2008:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Assets:
Securities	$18,961,154	$18,961,154	$—	$—
Total	$18,961,154	$18,961,154	$—	$—

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*      /s/ Robert M. Slotky
                                                  Robert M. Slotky, President

Date  April 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Robert M. Slotky
                                                  Robert M. Slotky, President

Date  April 22, 2008

By (Signature and Title)*      /s/ Eric W. Falkeis
                                                   Eric W. Falkeis, Treasurer

Date  April 28, 2008

* Print the name and title of each signing officer under his or her signature.